Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2020

VIPEM-QTLY-1120
1.864820.112

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Bermuda - 1.0%
Shangri-La Asia Ltd.	11,474,000	$9,407,725
Brazil - 3.2%
BM&F BOVESPA SA	900,900	8,824,678
Suzano Papel e Celulose SA (a)	2,508,281	20,344,415

TOTAL BRAZIL		29,169,093

Cayman Islands - 21.1%
Airtac International Group	563,548	12,682,168
Alibaba Group Holding Ltd. sponsored ADR (a)	150,100	44,126,398
JD.com, Inc. sponsored ADR (a)	167,496	12,999,365
Li Ning Co. Ltd.	5,900,737	27,764,733
Sunny Optical Technology Group Co. Ltd.	775,400	12,043,765
Tencent Holdings Ltd.	1,174,405	79,323,295

TOTAL CAYMAN ISLANDS		188,939,724

China - 14.5%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,385,215	9,481,810
China Life Insurance Co. Ltd. (H Shares)	6,303,863	14,290,708
China Merchants Bank Co. Ltd. (H Shares)	4,778,019	22,673,687
Haier Smart Home Co. Ltd. (A Shares)	13,796,578	44,559,783
Hualan Biological Engineer, Inc. (A Shares)	1,139,695	9,593,262
Industrial & Commercial Bank of China Ltd. (H Shares)	35,329,635	18,403,056
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,303,231	11,174,077

TOTAL CHINA		130,176,383

Hong Kong - 4.8%
China Resources Beer Holdings Co. Ltd.	4,854,505	29,815,819
CNOOC Ltd. sponsored ADR	135,004	12,967,134

TOTAL HONG KONG		42,782,953

Hungary - 2.5%
Richter Gedeon PLC	1,053,300	22,254,258
India - 4.5%
Housing Development Finance Corp. Ltd.	550,959	13,096,491
Larsen & Toubro Ltd.	696,193	8,561,079
Shree Cement Ltd.	36,201	10,002,196
Solar Industries India Ltd. (a)	621,139	8,732,804

TOTAL INDIA		40,392,570

Indonesia - 1.7%
PT Bank Mandiri (Persero) Tbk	44,523,238	14,889,722
Israel - 2.2%
Elbit Systems Ltd. (Israel)	160,294	19,507,420
Korea (South) - 11.0%
Hyundai Motor Co.	97,640	14,945,795
Samsung Electronics Co. Ltd.	1,364,120	68,081,418
Shinhan Financial Group Co. Ltd.	664,572	15,636,301

TOTAL KOREA (SOUTH)		98,663,514

Mexico - 6.1%
CEMEX S.A.B. de CV sponsored ADR	4,530,200	17,214,760
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,574,068	12,384,736
Wal-Mart de Mexico SA de CV Series V	10,580,400	25,384,538

TOTAL MEXICO		54,984,034

Netherlands - 1.9%
Yandex NV Series A (a)(b)	263,600	17,199,900
Russia - 3.0%
Lukoil PJSC sponsored ADR	191,963	11,110,818
Sberbank of Russia sponsored ADR (a)	1,325,210	15,485,079

TOTAL RUSSIA		26,595,897

South Africa - 1.9%
Impala Platinum Holdings Ltd.	1,962,316	17,042,275
Taiwan - 14.9%
ECLAT Textile Co. Ltd.	773,000	9,593,024
HIWIN Technologies Corp.	1,677,000	16,521,882
MediaTek, Inc.	521,000	10,932,211
Sporton International, Inc.	1,234,504	10,391,376
Taiwan Semiconductor Manufacturing Co. Ltd.	3,594,338	54,137,057
Unified-President Enterprises Corp.	10,429,925	22,534,234
Yageo Corp.	815,000	9,902,949

TOTAL TAIWAN		134,012,733

TOTAL COMMON STOCKS
(Cost $710,462,012)		846,018,201

Nonconvertible Preferred Stocks - 2.9%
Brazil - 2.9%
Itau Unibanco Holding SA	3,894,550	15,603,443
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,476,847	10,515,151
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,899,541)		26,118,594

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.10% (c)	7,713,100	7,714,643
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	3,359,064	3,359,400
TOTAL MONEY MARKET FUNDS
(Cost $11,074,043)		11,074,043
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $755,435,596)		883,210,838
NET OTHER ASSETS (LIABILITIES) - 1.6%		14,359,669
NET ASSETS - 100%		$897,570,507

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,455
Fidelity Securities Lending Cash Central Fund	671
Total	$46,126

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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